NON-RECOURSE BORROWINGS - Schedule of Borrowings By Currency (Details)
€ in Millions, ₩ in Millions, ₨ in Millions, £ in Millions, R$ in Millions, CLF in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 INR (₨)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 AUD ($)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 COP ($)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 CLF	Dec. 31, 2020 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 INR (₨)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 AUD ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 COP ($)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 CLF
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	$ 152,008										$ 128,556
U.S. dollars
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	86,437										78,223
British pounds
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	12,446	£ 9,197									10,341	£ 7,565
Indian rupees
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	8,223		₨ 613,684								8,978		₨ 655,328
Canadian dollars
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	16,660			$ 21,054							8,458			$ 10,771
European Union euros
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	12,722				€ 11,204						7,816				€ 6,398
Australian dollars
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	4,392					$ 6,048					4,799					$ 6,237
Brazilian reais
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	4,919						R$ 27,449				3,487						R$ 18,147
Colombian pesos
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	2,367							$ 9,480,307			2,141							$ 7,332,845
Korean won
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	1,910								₩ 2,271,074		2,082								₩ 2,268,301
Chilean unidades de fomento
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	0									CLF 0	1,187									CLF 29
Other [Member]
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	$ 1,932										$ 1,044